Expense Example - Prospectus #1 - Eaton Vance Richard Bernstein Equity Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	697	955	1,232	2,021	305	634	1,088	2,155	104	325	563	1,248